Related Party Transactions - Schedule of Addition to the Transactions Disclosed Elsewhere in these Consolidated Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance commission received from immediate holding company and a fellow subsidiary [Member]
Related Party Transaction [Line Items]
Related party transaction	[1]		$ 41	$ 48
Digital solutions and other services income from immediate holding company [Member]
Related Party Transaction [Line Items]
Related party transaction	[1]	2,565	2,564	2,554
Advertising and marketing services from immediate holding company [Member]
Related Party Transaction [Line Items]
Related party transaction	[1]	2,726	2,888	2,726
Administrative service fee paid to immediate holding company [Member]
Related Party Transaction [Line Items]
Related party transaction	[2]	4,618	4,615	4,597
Interest income from immediate holding company [Member]
Related Party Transaction [Line Items]
Related party transaction	[3]	31,638	16,828	10,489
Stock-borrowing charges to immediate holding company [Member]
Related Party Transaction [Line Items]
Related party transaction	[2]	737
Treasury shares repurchased from immediate holding company [Member]
Related Party Transaction [Line Items]
Treasury shares repurchased from immediate holding company				40,000
Acquisition of WME Assets from immediate holding company [Member]
Related Party Transaction [Line Items]
Acquisition of WME Assets from immediate holding company	[4]			268,000
Disposal of financial assets at FVTPL to immediate holding company [Member]
Related Party Transaction [Line Items]
Disposal of financial assets at FVTPL to immediate holding company	[5]			80,155
Deposits paid for the acquisitions on behalf of a fellow subsidiary [Member]
Related Party Transaction [Line Items]
Deposits paid for the acquisitions on behalf of a fellow subsidiary		$ 82,609

[1]	The terms of these services were comparable to the fee and conditions offered to the customers of the Group.
[2]	The staff costs and premises cost was recharged by the immediate holding company based on actual usage. Starting from July 2022, the immediate holding company charged a fixed service fee of HK$9 million per quarter for other administrative expenses.
[3]	The transaction represented the interest income charged at 2% per annum on the outstanding amount due from the immediate holding company which was payable on demand.
[4]	In 2023, the Group acquired 100% interest in WME Assets from the immediate holding company at a consideration of US$268,000.
[5]	In 2023, the Group disposed financial assets at FVTPL to the immediate holding company at a consideration of US$80,155.